Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) economic_scenario	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL | economic_scenario	4
Number of economic scenarios drawn from consensus forecasts and distributional estimates | economic_scenario	3
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 2.0	$ 1.3
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.7	(0.2)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.3	1.5
Allowance for ECL | Non-credit impaired | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1.5)	$ 3.9
Increase in financial assets from prior year that still remains	2.4
Allowance for ECL | Non-credit impaired | Wholesale | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Increase in financial assets from prior year that still remains	1.7
Allowance for ECL | Non-credit impaired | Retail | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Increase in financial assets from prior year that still remains	$ 0.7